Employee Benefits Plan - Summary of Activity in Defined Benefit Obligation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	$ (267)	$ (470)
Current service cost	(37)	(44)
Interest cost	10	12
Administration fees disbursements	8	8
Exchange differences	(24)	0
End of period	(478)	(267)
Present Value of Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(4,025)	(4,307)
Current service cost	(37)	(44)
Administration fees	(8)	(8)
Interest cost	(102)	(99)
Actuarial gains from changes in financial assumptions	1,170	198
Actuarial losses from changes in demographic assumptions	(32)	(5)
Experience losses	(58)	(9)
Contributions by employees	(4)	(4)
Benefits paid	221	234
Administration fees disbursements	7	6
Plan amendments		4
Exchange differences	117	9
Other	(36)
End of period	(2,787)	(4,025)
Funded Plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	(35)	(42)
Interest cost		3
Administration fees disbursements	7	7
Funded Plans [Member] | Present Value of Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(3,658)	(3,915)
Current service cost	(35)	(42)
Administration fees	(7)	(7)
Interest cost	(92)	(90)
Actuarial gains from changes in financial assumptions	1,104	186
Actuarial losses from changes in demographic assumptions	(32)	(5)
Experience losses	(57)
Contributions by employees	(2)	(2)
Benefits paid	191	198
Administration fees disbursements	7	6
Plan amendments		4
Exchange differences	115	9
Other	(36)
End of period	(2,502)	(3,658)
Unfunded Plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	(1)	(1)
Interest cost	8	8
Administration fees disbursements	1	1
Unfunded Plans [Member] | Present Value of Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(295)	(317)
Current service cost	(1)	(1)
Administration fees	(1)	(1)
Interest cost	(8)	(8)
Actuarial gains from changes in financial assumptions	55	9
Experience losses	(1)	(4)
Benefits paid	22	27
Exchange differences	2
End of period	(227)	(295)
Other Post Employment Benefits [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(96)	(98)
Current service cost	(1)	(1)
Interest cost	2	1
Exchange differences	1	1
End of period	(81)	(96)
Other Post Employment Benefits [Member] | Present Value of Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(72)	(75)
Current service cost	(1)	(1)
Interest cost	(2)	(1)
Actuarial gains from changes in financial assumptions	11	3
Experience losses		(5)
Contributions by employees	(2)	(2)
Benefits paid	8	9
End of period	$ (58)	$ (72)